CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDER'S DEFICIT (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2022
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 81,285	$ 117,157	$ 253,811